Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF MAJOR RELATED PARTIES AND RELATIONSHIP

The following is a list of the major related parties and the relationship with the Company as of December 31, 2025, 2024 and 2023:

Name of the related parties	Relation with the Company
Maderic Holding Limited	Majority Shareholder of IEC
HFO Investment Group Ltd	Shareholder of IEC
Dr. Wirawan Jusuf	Director, Chairman of the Board and Chief Executive Officer
Frank C. Ingriselli	President
Chia Hsin “Charlie” Wu	Chief Technology Officer
Mirza F. Said	Chief Operating Officer and Director
James J. Huang	Chief Investmenr Officer and Director
Grogory L. Overholtzer	Chief Financial Officer
CHIU CHEN-CHIA	Shareholder of IEC
CHIU CHEN-TA	Shareholder of IEC
PT. Wiranusa Karana Mardika	An Entity Controlled by Dr. Wirawan Jusuf

SCHEDULE OF RELATED PARTY RENTAL EXPENSE
	For the year ended December 31,
	2025	2024	2023
General and administrative expense	$78,823	$80,364	$73,972
Lease operating expense	69,205	75,253	84,253
	$148,028	$155,617	$158,225

SCHEDULE OF AMOUNT DUE TO RELATED PARTIES

As of December 31, 2025, 2024 and 2023 the amount due to related parties of the Company were listed as below:

Amount due to related parties	As of December 31,
	2025	2024
PT. Wiranusa Karana Mardika	$1,383	$2,687
	$1,383	$2,687

Since January 1, 2023, the Company leased Giesmart Plaza Zone 2 and Zones 1, 3&4 for KSO and combined office space for CNE, HNE and HWE, respectively, from PT WKM. PT WKM is owned by our CEO, Dr. Wirawan Jusuf, who holds 50% of the ownership. The lease term for Giesmart Plaza Zone 2 was from January 1, 2023 to March 31, 2024 and extended to March 31, 2025 and the leasing contract further extended to March 31, 2026. The lease term for Giesmart Zones 1, 3&4 was from January 1, 2023 to September 30, 2024, which was extended to September 30, 2027. During the year ended 2025, we incurred rent expense of $69,205 for Giesmart Plaza Zone 2, and $78,823 for Zones 1, 3&4. For the year ended December 31, 2024, we incurred rent expense of $75,253 for Giesmart Plaza Zone 2, and $80,364 for Zones 1, 3&4. For the year ended December 31, 2023, we had rent expense of $84,253 for Giesmart Plaza Zone 2, and $73,972 for Zones 1, 3&4. As of December 31, 2025 and 2024, the Company owed $1,383 and $2,687 to PT WKM, respectively.